Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Securities
Securities
The table below presents the amortized cost, gross unrealized gains and losses, and fair value of AFS debt securities, other debt securities carried at fair value, HTM debt securities and AFS marketable equity securities at December 31, 2015 and 2014. For information on the Corporation's change in accounting method for amortization of premiums and accretion of discounts on certain debt securities, see Note 1 – Summary of Significant Accounting Principles.

Debt Securities and Available-for-Sale Marketable Equity Securities

	December 31, 2015
(Dollars in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale debt securities
Mortgage-backed securities:
Agency	$229,356	$1,061	$(1,470)	$228,947
Agency-collateralized mortgage obligations	10,892	148	(55)	10,985
Commercial	7,200	30	(65)	7,165
Non-agency residential (1)	3,031	219	(71)	3,179
Total mortgage-backed securities	250,479	1,458	(1,661)	250,276
U.S. Treasury and agency securities	25,075	211	(9)	25,277
Non-U.S. securities	5,743	27	(3)	5,767
Corporate/Agency bonds	243	3	(3)	243
Other taxable securities, substantially all asset-backed securities	10,232	51	(81)	10,202
Total taxable securities	291,772	1,750	(1,757)	291,765
Tax-exempt securities	13,978	63	(33)	14,008
Total available-for-sale debt securities	305,750	1,813	(1,790)	305,773
Other debt securities carried at fair value	16,678	103	(174)	16,607
Total debt securities carried at fair value	322,428	1,916	(1,964)	322,380
Held-to-maturity debt securities, substantially all U.S. agency mortgage-backed securities	84,508	330	(792)	84,046
Total debt securities (2)	$406,936	$2,246	$(2,756)	$406,426
Available-for-sale marketable equity securities (3)	$326	$99	$—	$425

	December 31, 2014
Available-for-sale debt securities
Mortgage-backed securities:
Agency	$163,118	$2,432	$(511)	$165,039
Agency-collateralized mortgage obligations	14,170	181	(103)	14,248
Commercial	3,932	68	—	4,000
Non-agency residential (1)	4,244	286	(76)	4,454
Total mortgage-backed securities	185,464	2,967	(690)	187,741
U.S. Treasury and agency securities	69,268	359	(32)	69,595
Non-U.S. securities	6,208	37	(15)	6,230
Corporate/Agency bonds	361	9	(2)	368
Other taxable securities, substantially all asset-backed securities	10,773	39	(21)	10,791
Total taxable securities	272,074	3,411	(760)	274,725
Tax-exempt securities	9,556	12	(19)	9,549
Total available-for-sale debt securities	281,630	3,423	(779)	284,274
Other debt securities carried at fair value	36,543	257	(379)	36,421
Total debt securities carried at fair value	318,173	3,680	(1,158)	320,695
Held-to-maturity debt securities, substantially all U.S. agency mortgage-backed securities	59,757	538	(654)	59,641
Total debt securities (2)	$377,930	$4,218	$(1,812)	$380,336
Available-for-sale marketable equity securities (3)	$336	$27	$—	$363

(1)	At December 31, 2015 and 2014, the underlying collateral type included approximately 71 percent and 76 percent prime, 15 percent and 14 percent Alt-A, and 14 percent and 10 percent subprime.

(2)
The Corporation had debt securities from FNMA and FHLMC that each exceeded 10 percent of shareholders’ equity, with an amortized cost of $145.8 billion and $53.3 billion, and a fair value of $145.5 billion and $53.2 billion at December 31, 2015. Debt securities from FNMA and FHLMC that exceeded 10 percent of shareholders’ equity had an amortized cost of $130.3 billion and $28.3 billion, and a fair value of $131.4 billion and $28.6 billion at December 31, 2014.

(3)	Classified in other assets on the Consolidated Balance Sheet.
At December 31, 2015, the accumulated net unrealized gain on AFS debt securities included in accumulated OCI was $16 million, net of the related income tax expense of $7 million. At December 31, 2015 and 2014, the Corporation had nonperforming AFS debt securities of $188 million and $161 million.
The table below presents the components of other debt securities carried at fair value where the changes in fair value are reported in other income. In 2015, the Corporation recorded unrealized mark-to-market net gains of $62 million and realized net losses of $324 million, compared to unrealized mark-to-market net gains of $1.2 billion and realized net gains of $272 million in 2014. These amounts exclude hedge results.

Other Debt Securities Carried at Fair Value

	December 31
(Dollars in millions)	2015	2014
Mortgage-backed securities:
Agency	$—	$15,704
Agency-collateralized mortgage obligations	7	—
Non-agency residential	3,490	3,745
Total mortgage-backed securities	3,497	19,449
U.S. Treasury and agency securities	—	1,541
Non-U.S. securities (1)	12,843	15,132
Other taxable securities, substantially all asset-backed securities	267	299
Total	$16,607	$36,421

(1)	These securities are primarily used to satisfy certain international regulatory liquidity requirements.
The gross realized gains and losses on sales of AFS debt securities for 2015, 2014 and 2013 are presented in the table below.

Gains and Losses on Sales of AFS Debt Securities

(Dollars in millions)	2015	2014	2013
Gross gains	$1,174	$1,504	$1,429
Gross losses	(36)	(23)	(49)
Net gains on sales of AFS debt securities	$1,138	$1,481	$1,380
Income tax expense attributable to realized net gains on sales of AFS debt securities	$432	$563	$511

The table below presents the fair value and the associated gross unrealized losses on AFS debt securities and whether these securities have had gross unrealized losses for less than 12 months or for 12 months or longer at December 31, 2015 and 2014.

Temporarily Impaired and Other-than-temporarily Impaired AFS Debt Securities

	December 31, 2015
	Less than Twelve Months		Twelve Months or Longer		Total
(Dollars in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Temporarily impaired AFS debt securities
Mortgage-backed securities:
Agency	$115,502	$(1,082)	$13,083	$(388)	$128,585	$(1,470)
Agency-collateralized mortgage obligations	2,536	(19)	1,212	(36)	3,748	(55)
Commercial	4,587	(65)	—	—	4,587	(65)
Non-agency residential	553	(5)	723	(33)	1,276	(38)
Total mortgage-backed securities	123,178	(1,171)	15,018	(457)	138,196	(1,628)
U.S. Treasury and agency securities	1,172	(5)	190	(4)	1,362	(9)
Non-U.S. securities	—	—	134	(3)	134	(3)
Corporate/Agency bonds	107	(3)	—	—	107	(3)
Other taxable securities, substantially all asset-backed securities	4,829	(64)	869	(17)	5,698	(81)
Total taxable securities	129,286	(1,243)	16,211	(481)	145,497	(1,724)
Tax-exempt securities	4,400	(12)	1,877	(21)	6,277	(33)
Total temporarily impaired AFS debt securities	133,686	(1,255)	18,088	(502)	151,774	(1,757)
Other-than-temporarily impaired AFS debt securities (1)
Non-agency residential mortgage-backed securities	481	(19)	98	(14)	579	(33)
Total temporarily impaired and other-than-temporarily impaired AFS debt securities	$134,167	$(1,274)	$18,186	$(516)	$152,353	$(1,790)

	December 31, 2014
Temporarily impaired AFS debt securities
Mortgage-backed securities:
Agency	$—	$—	$35,930	$(511)	$35,930	$(511)
Agency-collateralized mortgage obligations	2,096	(21)	3,104	(82)	5,200	(103)
Non-agency residential	307	(3)	809	(40)	1,116	(43)
Total mortgage-backed securities	2,403	(24)	39,843	(633)	42,246	(657)
U.S. Treasury and agency securities	10,137	(22)	667	(10)	10,804	(32)
Non-U.S. securities	157	(13)	32	(2)	189	(15)
Corporate/Agency bonds	43	(1)	93	(1)	136	(2)
Other taxable securities, substantially all asset-backed securities	557	(2)	1,147	(19)	1,704	(21)
Total taxable securities	13,297	(62)	41,782	(665)	55,079	(727)
Tax-exempt securities	980	(1)	680	(18)	1,660	(19)
Total temporarily impaired AFS debt securities	14,277	(63)	42,462	(683)	56,739	(746)
Other-than-temporarily impaired AFS debt securities (1)
Non-agency residential mortgage-backed securities	555	(33)	—	—	555	(33)
Total temporarily impaired and other-than-temporarily impaired AFS debt securities	$14,832	$(96)	$42,462	$(683)	$57,294	$(779)

(1)	Includes other-than-temporarily impaired AFS debt securities on which an OTTI loss, primarily related to changes in interest rates, remains in accumulated OCI.
The Corporation recorded OTTI losses on AFS debt securities in 2015, 2014 and 2013 as presented in the Net Credit-related Impairment Losses Recognized in Earnings table. Substantially all OTTI losses in 2015, 2014 and 2013 consisted of credit losses on non-agency residential mortgage-backed securities (RMBS) and were recorded in other income in the Consolidated Statement of Income. The credit losses on the RMBS in 2015 were driven by decreases in the estimated RMBS cash flows primarily due to a model change resulting in the refinement of expected cash flows.
A debt security is impaired when its fair value is less than its amortized cost. If the Corporation intends or will more-likely-than-not be required to sell a debt security prior to recovery, the entire impairment loss is recorded in the Consolidated Statement of Income. For AFS debt securities the Corporation does not intend or will not more-likely-than-not be required to sell, an analysis is performed to determine if any of the impairment is due to credit or whether it is due to other factors (e.g., interest rate). Credit losses are considered unrecoverable and are recorded in the Consolidated Statement of Income with the remaining unrealized losses recorded in OCI. In certain instances, the credit loss on a debt security may exceed the total impairment, in which case, the excess of the credit loss over the total impairment is recorded as an unrealized gain in OCI.

Net Credit-related Impairment Losses Recognized in Earnings

(Dollars in millions)	2015	2014	2013
Total OTTI losses	$(111)	$(30)	$(21)
Less: non-credit portion of total OTTI losses recognized in OCI	30	14	1
Net credit-related impairment losses recognized in earnings	$(81)	$(16)	$(20)

The table below presents a rollforward of the credit losses recognized in earnings in 2015, 2014 and 2013 on AFS debt securities that the Corporation does not have the intent to sell or will not more-likely-than-not be required to sell.

Rollforward of OTTI Credit Losses Recognized

(Dollars in millions)	2015	2014	2013
Balance, January 1	$200	$184	$243
Additions for credit losses recognized on AFS debt securities that had no previous impairment losses	52	14	6
Additions for credit losses recognized on AFS debt securities that had previously incurred impairment losses	29	2	14
Reductions for AFS debt securities matured, sold or intended to be sold	(15)	—	(79)
Balance, December 31	$266	$200	$184

The Corporation estimates the portion of a loss on a security that is attributable to credit using a discounted cash flow model and estimates the expected cash flows of the underlying collateral using internal credit, interest rate and prepayment risk models that incorporate management’s best estimate of current key assumptions such as default rates, loss severity and prepayment rates. Assumptions used for the underlying loans that support the MBS can vary widely from loan to loan and are influenced by such factors as loan interest rate, geographic location of the borrower, borrower characteristics and collateral type. Based on these assumptions, the Corporation then determines how the underlying collateral cash flows will be distributed to each MBS issued from the applicable special purpose entity. Expected principal and interest cash flows on an impaired AFS debt security are discounted using the effective yield of each individual impaired AFS debt security.
Significant assumptions used in estimating the expected cash flows for measuring credit losses on non-agency RMBS were as follows at December 31, 2015.

Significant Assumptions

		Range (1)
	Weighted- average	10th Percentile (2)	90th Percentile (2)
Prepayment speed	12.6%	3.8%	25.5%
Loss severity	32.6	12.9	34.8
Life default rate	26.0	0.8	86.1

(1)	Represents the range of inputs/assumptions based upon the underlying collateral.

(2)	The value of a variable below which the indicated percentile of observations will fall.
Constant prepayment speed and loss severity rates are projected considering collateral characteristics such as LTV, creditworthiness of borrowers as measured using Fair Isaac Corporation (FICO) scores, and geographic concentrations. The weighted-average severity by collateral type was 29.2 percent for prime, 31.4 percent for Alt-A and 42.9 percent for subprime at December 31, 2015. Additionally, default rates are projected by considering collateral characteristics including, but not limited to, LTV, FICO and geographic concentration. Weighted-average life default rates by collateral type were 16.1 percent for prime, 28.0 percent for Alt-A and 27.2 percent for subprime at December 31, 2015.
The remaining contractual maturity distribution and yields of the Corporation’s debt securities carried at fair value and HTM debt securities at December 31, 2015 are summarized in the table below. Actual duration and yields may differ as prepayments on the loans underlying the mortgage or other asset-backed securities are passed through to the Corporation.

Maturities of Debt Securities Carried at Fair Value and Held-to-maturity Debt Securities

	December 31, 2015
	Due in One Year or Less		Due after One Year through Five Years		Due after Five Years through Ten Years		Due after Ten Years		Total
(Dollars in millions)	Amount	Yield (1)	Amount	Yield (1)	Amount	Yield (1)	Amount	Yield (1)	Amount	Yield (1)
Amortized cost of debt securities carried at fair value
Mortgage-backed securities:
Agency	$1	5.67%	$216	3.03%	$549	2.50%	$228,590	3.28%	$229,356	3.28%
Agency-collateralized mortgage obligations	—	—	—	—	—	—	10,898	3.15	10,898	3.15
Commercial	48	8.60	322	1.90	6,383	2.67	447	2.07	7,200	2.64
Non-agency residential	—	—	7	2.68	182	1.96	6,408	6.71	6,597	6.57
Total mortgage-backed securities	49	8.54	545	2.36	7,114	2.64	246,343	3.36	254,051	3.53
U.S. Treasury and agency securities	516	0.19	22,924	1.64	1,239	2.71	396	5.41	25,075	1.72
Non-U.S. securities	16,707	0.82	1,089	2.80	414	1.04	367	6.15	18,577	1.04
Corporate/Agency bonds	40	3.97	69	4.20	131	3.41	3	3.67	243	3.93
Other taxable securities, substantially all asset-backed securities	2,624	1.14	4,621	1.19	1,910	2.53	1,349	3.00	10,504	1.66
Total taxable securities	19,936	0.87	29,248	1.65	10,808	2.58	248,458	3.37	308,450	3.02
Tax-exempt securities	833	1.26	5,113	1.30	5,880	1.35	2,152	1.58	13,978	1.36
Total amortized cost of debt securities carried at fair value	$20,769	0.88	$34,361	1.60	$16,688	2.14	$250,610	3.35	$322,428	2.95
Amortized cost of HTM debt securities (2)	$—	—	$15	3.36	$87	2.31	$84,406	3.08	$84,508	3.08

Debt securities carried at fair value
Mortgage-backed securities:
Agency	$1		$150		$555		$228,241		$228,947
Agency-collateralized mortgage obligations	—		—		—		10,992		10,992
Commercial	48		322		6,351		444		7,165
Non-agency residential	—		7		181		6,481		6,669
Total mortgage-backed securities	49		479		7,087		246,158		253,773
U.S. Treasury and agency securities	516		23,073		1,256		432		25,277
Non-U.S. securities	16,720		1,093		418		379		18,610
Corporate/Agency bonds	41		70		128		4		243
Other taxable securities, substantially all asset-backed securities	2,809		4,378		1,942		1,340		10,469
Total taxable securities	20,135		29,093		10,831		248,313		308,372
Tax-exempt securities	833		5,146		5,883		2,146		14,008
Total debt securities carried at fair value	$20,968		$34,239		$16,714		$250,459		$322,380
Fair value of HTM debt securities (2)	$—		$15		$87		$83,944		$84,046

(1)
The average yield is computed based on a constant effective interest rate over the contractual life of each security. The average yield considers the contractual coupon and the amortization of premiums and accretion of discounts, excluding the effect of related hedging derivatives.

(2)	Substantially all U.S. agency MBS.
Certain Corporate and Strategic Investments
The Corporation’s 49 percent investment in a merchant services joint venture, which is recorded in other assets on the Consolidated Balance Sheet and in All Other, had a carrying value of $3.0 billion and $3.1 billion at December 31, 2015 and 2014. For additional information, see Note 12 – Commitments and Contingencies.
In 2013, the Corporation sold its remaining investment in China Construction Bank Corporation (CCB) and realized a pretax gain of $753 million in All Other reported in equity investment income in the Consolidated Statement of Income. The strategic assistance agreement between the Corporation and CCB, which includes cooperation in specific business areas, extends through 2016.
The Corporation holds investments in partnerships that construct, own and operate real estate projects that qualify for low income housing tax credits. The Corporation earns a return primarily through the receipt of tax credits allocated to the real estate projects.
Total low income housing tax credit investments were $7.1 billion and $6.6 billion at December 31, 2015 and 2014. These investments are reported in other assets on the Consolidated Balance Sheet. The Corporation had unfunded commitments to provide capital contributions of $2.4 billion and $2.2 billion to these partnerships at December 31, 2015 and 2014, which are expected to be paid over the next five years. These commitments are reported in accrued expenses and other liabilities on the Consolidated Balance Sheet. During 2015 and 2014, the Corporation recognized tax credits and other tax benefits from investments in affordable housing partnerships of $928 million and $920 million, partially offset by pretax losses recognized in other income of $629 million and $601 million.